UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4723

Dreyfus Treasury & Agency Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Cash Management
April 30, 2015 (Unaudited)
	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--8.7%	of Purchase (%)	Amount ($)	Value ($)
5/7/15	0.01	230,000,000	229,999,617
5/21/15	0.01	214,000,000	213,998,686
6/4/15	0.07	300,000,000	299,980,167
6/18/15	0.02	76,000,000	75,998,480
7/9/15	0.01	55,000,000	54,998,945
7/16/15	0.02	50,000,000	49,997,889
8/20/15	0.10	760,000,000	759,759,808
Total U.S. Treasury Bills
(cost $1,684,733,592)			1,684,733,592

U.S. Treasury Floating Rate Notes--3.1%
5/1/15	0.10	150,000,000	149,946,700
5/1/15	0.10	250,000,000	249,975,948
5/1/15	0.11	200,000,000	199,996,441
Total U.S. Treasury Floating Rate Notes
(cost $599,919,089)			599,919,089
U.S. Treasury Notes--32.5%
5/15/15	0.03	200,000,000	200,316,679
5/15/15	0.04	160,300,000	160,312,796
5/31/15	0.04	6,500,000	6,501,137
5/31/15	0.12	515,000,000	515,879,343
6/15/15	0.10	250,000,000	250,084,375
6/30/15	0.03	61,000,000	61,186,237
6/30/15	0.05	128,000,000	128,068,873
7/31/15	0.14	314,000,000	315,285,136
8/15/15	0.10	784,000,000	784,344,015
8/15/15	0.16	415,000,000	420,050,464
9/30/15	0.12	600,000,000	600,321,905
9/30/15	0.12	109,000,000	109,511,894
10/15/15	0.12	100,000,000	100,059,623
10/31/15	0.13	500,000,000	500,294,429
10/31/15	0.13	550,000,000	553,037,098
11/15/15	0.14	890,000,000	891,124,394
11/15/15	0.29	100,000,000	105,250,144
11/30/15	0.15	47,000,000	47,025,824
11/30/15	0.17	40,000,000	40,278,938
12/15/15	0.17	350,000,000	350,169,196
1/31/16	0.22	140,000,000	141,890,875
Total U.S. Treasury Notes
(cost $6,280,993,375)			6,280,993,375

Repurchase Agreements--55.6%
ABN AMRO Bank N.V.
dated 4/30/15, due 5/1/15 in the amount of
$1,050,002,917 (fully collateralized by $148,971,998
U.S. Treasury Bonds, 2.75%-7.88%, due
2/15/21-8/15/43, value $183,631,772, $93,777,747 U.S.
Treasury Inflation Protected Securities, 1.13%-3.63%,
due 7/15/16-4/15/28, value $113,249,531 and

$754,730,117 U.S. Treasury Notes, 0.25%-2.75%, due
7/15/15-2/15/24, value $774,118,697)	0.10	1,050,000,000	1,050,000,000
ABN AMRO Bank N.V.
dated 4/30/15, due 5/1/15 in the amount of
$1,000,003,056 (fully collateralized by
$2,452,510,524 Government National Mortgage
Association, Mortgage Pools, 2%-5%, due
3/15/38-7/20/44, value $1,019,236,358 and $754,800
U.S. Treasury Notes, 1.38%, due 9/30/18, value
$763,670)	0.11	1,000,000,000	1,000,000,000
Bank of Nova Scotia
dated 4/30/15, due 5/1/15 in the amount of
$400,001,111 (fully collateralized by $300,211 U.S.
Treasury Bills, due 6/18/15-6/25/15, value $300,211,
$39,744,000 U.S. Treasury Bonds, 2.50%-9.88%, due
11/15/15-2/15/45, value $43,906,743, $88,639,368 U.S.
Treasury Inflation Protected Securities, 0.13%-3.63%,
due 7/15/17-2/15/44, value $114,229,755 and
$237,715,042 U.S. Treasury Notes, 0.25%-4.63%, due
5/15/15-11/15/24, value $249,563,320)	0.10	400,000,000	400,000,000
Barclays Capital, Inc.
dated 4/30/15, due 5/1/15 in the amount of
$131,000,364 (fully collateralized by $92,414,433
U.S. Treasury Notes, 1.50%-1.88%, due
2/28/19-11/30/21, value $93,777,875 and $52,122,881
U.S. Treasury Strips, due 10/15/17-11/15/44, value
$39,842,125)	0.10	131,000,000	131,000,000
Barclays Capital, Inc.
dated 4/30/15, due 5/1/15 in the amount of
$800,001,778 (fully collateralized by $516,054,500
U.S. Treasury Bonds, 4.38%-4.75%, due
5/15/40-2/15/41, value $702,298,255 and $109,758,600
U.S. Treasury Notes, 2.13%-2.38%, due
8/31/20-8/15/24, value $113,701,844)	0.08	800,000,000	800,000,000
BNP Paribas
dated 4/30/15, due 5/1/15 in the amount of
$100,000,278 (fully collateralized by $23,520,100
U.S. Treasury Inflation Protected Securities,
0.13%-1.63%, due 1/15/18-4/15/19, value $24,090,494,
$63,743,500 U.S. Treasury Notes, 2.13%-3.13%, due
2/29/16-5/15/21, value $68,933,039 and $18,863,266
U.S. Treasury Strips, due 5/15/20-8/15/43, value
$8,976,469)	0.10	100,000,000	100,000,000
CIBC World Markets PLC
dated 4/30/15, due 5/1/15 in the amount of
$200,000,500 (fully collateralized by $197,189,015
U.S. Treasury Notes, 1%-2.63%, due 8/31/19-8/15/24,
value $204,004,355)	0.09	200,000,000	200,000,000
Credit Agricole CIB
dated 4/30/15, due 5/1/15 in the amount of
$1,000,002,778 (fully collateralized by $40,421,625
U.S. Treasury Bills, due 5/7/15-3/3/16, value
$40,418,965, $79,897,104 U.S. Treasury Bonds,
2.50%-10.63%, due 8/15/15-2/15/45, value $97,385,156,
$2,409,813 U.S. Treasury Floating Rate Notes,

0.09%-0.11%, due 4/30/16-4/30/17, value $2,410,343,
$300,561,771 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 7/15/15-2/15/45, value
$323,180,262, $532,467,560 U.S. Treasury Notes,
0.25%-4.88%, due 6/15/15-8/15/24, value $549,842,351
and $11,409,340 U.S. Treasury Strips, due
5/15/15-5/15/44, value $6,762,933)	0.10	1,000,000,000	1,000,000,000
Credit Suisse Securities LLC
dated 4/30/15, due 5/1/15 in the amount of
$150,000,458 (fully collateralized by $222,636,116
Government National Mortgage Association, Mortgage
Pools, 2.39%-6.50%, due 5/15/26-4/15/57, value
$153,000,159)	0.11	150,000,000	150,000,000
Federal Reserve Bank of New York,
dated 4/30/15, due 5/1/15 in the amount of
$3,400,004,722 (fully collateralized by $37,741,000
U.S. Treasury Bonds, 4.25%, due 5/15/39, value
$49,026,312, $3,131,998,900 U.S. Treasury Notes,
1.38%-3.63%, due 4/30/18-8/15/23, value
$3,350,978,467)	0.05	3,400,000,000	3,400,000,000
JPMorgan Chase & Co.
dated 4/30/15, due 5/1/15 in the amount of
200,000,611 (fully collateralized by $139,880,000
U.S. Treasury Bonds, 4.50%, due 5/15/38, value
$187,888,963 and $16,036,600 U.S. Treasury Notes, 1%,
due 3/15/18, value $16,113,782)	0.11	200,000,000	200,000,000
Merrill Lynch & Co. Inc.
dated 4/30/15, due 5/1/15 in the amount of
$150,000,417 (fully collateralized by $151,003,900
U.S. Treasury Notes, 1.38%-2%, due 9/30/18-10/31/21,
value $153,000,051)	0.10	150,000,000	150,000,000
Merrill Lynch & Co. Inc.
dated 4/30/15, due 5/1/15 in the amount of
$120,000,367 (fully collateralized by $115,470,997
Government National Mortgage Association, Mortgage
Pools, 3.50%, due 4/20/45, value $122,400,001)	0.11	120,000,000	120,000,000
Morgan Stanley
dated 4/30/15, due 5/1/15 in the amount of
$100,000,222 (fully collateralized by $102,394,300
U.S. Treasury Notes, 1.75%, due 5/15/23, value
$102,000,068)	0.08	100,000,000	100,000,000
Natixis New York Branch
dated 4/30/15, due 5/1/15 in the amount of
$1,200,004,667 (fully collateralized by $146,092,560
U.S. Treasury Bonds, 2.50%-7.63%, due
11/15/24-2/15/45, value $163,430,921, $249,359,952
U.S. Treasury Inflation Protected Securities,
0.13%-2.13%, due 4/15/16-2/15/44, value $277,724,092
and $753,539,939 U.S. Treasury Notes, 0.25%-3.63%,
due 5/15/16-5/15/24, value $782,844,987)	0.14	1,200,000,000	1,200,000,000
Societe Generale
dated 4/30/15, due 5/1/15 in the amount of
$750,003,125 (fully collateralized by $970,900 U.S.
Treasury Bills, due 4/28/16, value $968,541,
$267,750,300 U.S. Treasury Bonds, 3.38%-9.25%, due

2/15/16-5/15/44, value $301,891,806 and $458,017,500
U.S. Treasury Notes, 0.25%-4.25%, due
5/31/15-8/15/23, value $462,139,720)	0.15	750,000,000	750,000,000
Total Repurchase Agreements
(cost $10,751,000,000)			10,751,000,000
Total Investments (cost $19,316,646,056)		99.9%	19,316,646,056
Cash and Receivables (Net)		.1%	20,974,253
Net Assets		100.0%	19,337,620,309

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	19,316,646,056
Level 3 - Significant Unobservable Inputs	-
Total	19,316,646,056

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury & Agency Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)